Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 HKD ($) $ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2023 $ / shares
Product Information [Line Items]
Exchange rate on the balance sheet date	0.9126	0.8866	0.9126
Income and expense items translated at the average exchange rate	0.9070	0.8642	0.9070
Foreign currency exchange rate per share | (per share)	$ 1		$ 0.12803
Employee benefits	$ 1,342,000	$ 1,342,000
Value added tax percentage	17.00%
Value added tax refundable percentage	13.00%
Concentration risk, description	For the Hong Kong operation, as the HK dollar is pegged to the USD since 1983, and since May 2005, the USD 1 is within the range of HKD 7.75 to HKD 7.85. The management considered that the foreign currency risk for Hong Kong dollar is limited under the pegging arrangement.
Total Purchases [Member] | Supplier Concentration Risk [Member] | Five Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	59.00%	58.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Ten Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	79.00%	77.00%